Advances to suppliers, net	12 Months Ended
Dec. 31, 2015
Advances to suppliers, net [Abstract]
Advances to suppliers, net [Text Block]
Note 5 – Advances to suppliers, net

Advances to Suppliers consisted of the following:

	December 31,	December 31,
	2015	2014

Advances to Suppliers	$15,904,023	$10,967,390
Allowance for doubtful accounts	(306,915)	(333,110)

Advances to Suppliers, net	$15,597,108	$10,634,280

Advances to Suppliers represent prepayments made to assure continuous supply, high quality and favorable payment terms.

An analysis of the allowance for doubtful accounts for the years ended December 31, 2015 and 2014 is as follows:

	Years ended December 31,
	2015	2014
Balance at beginning of year	$333,110	$138,834
Addition to doubtful accounts expense	35,355	252,952
Deduction – utilization or return of advances	(46,042)	(58,117)
Translation adjustments	(15,508)	(559)
Balance at end of year	$306,915	$333,110